Investments - Financing Receivable, Non-Accrual and Aging (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing receivables, non-accrual and aging disclosures
Financing receivables, Non-accrual status	$ 149.4	$ 62.1	$ 59.8	$ 12.1
Financing receivables, Non-accrual assets without a valuation allowance		0.5	0.6
Interest income recognized on non-accrual financing receivables	(0.1)
Mortgage loans, Total amortized cost	19,746.0	19,522.0	19,802.9
Mortgage loans, Recorded investment 90 days or more past due and accruing	3.9	2.6	4.4
Reinsurance recoverable and deposit receivable	23,375.0	24,427.9	21,445.0
30 to 59 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	10.1	9.5	35.9
60 to 89 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	61.6	2.3	2.4
90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	103.9	17.3	20.7
Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	175.6	29.1	59.0
Reinsurance recoverable and deposit receivable	0.0	0.0	0.0
Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	19,570.4	19,492.9	19,743.9
Commercial mortgage loans
Financing receivables, non-accrual and aging disclosures
Financing receivables, Non-accrual status	137.0	53.9	43.8	8.7
Interest income recognized on non-accrual financing receivables	(0.2)
Mortgage loans, Total amortized cost	16,400.3	16,100.2	16,243.4
Commercial mortgage loans | 60 to 89 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	59.5
Commercial mortgage loans | 90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	91.4	7.9	8.3
Commercial mortgage loans | Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	150.9	7.9	8.3
Commercial mortgage loans | Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	16,249.4	16,092.3	16,235.1
Residential mortgage loans
Financing receivables, non-accrual and aging disclosures
Financing receivables, Non-accrual status	12.4	8.2	16.0	$ 3.4
Financing receivables, Non-accrual assets without a valuation allowance		0.5	0.6
Interest income recognized on non-accrual financing receivables	0.1
Mortgage loans, Total amortized cost	3,162.2	3,253.2	3,559.5
Mortgage loans, Recorded investment 90 days or more past due and accruing	2.4	2.0	4.4
Residential mortgage loans | 30 to 59 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	8.1	8.5	35.9
Residential mortgage loans | 60 to 89 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	0.5	1.8	2.4
Residential mortgage loans | 90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	10.8	8.7	12.4
Residential mortgage loans | Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	19.4	19.0	50.7
Residential mortgage loans | Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	3,142.8	3,234.2	$ 3,508.8
Other loans
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	183.5	168.6
Mortgage loans, Recorded investment 90 days or more past due and accruing	1.5	0.6
Other loans | 30 to 59 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	2.0	1.0
Other loans | 60 to 89 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	1.6	0.5
Other loans | 90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	1.7	0.7
Other loans | Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	5.3	2.2
Other loans | Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	$ 178.2	$ 166.4